Inventories	6 Months Ended
Jun. 30, 2022
Schedule of inventories [Abstract]
Inventories	13. Inventories
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Finished goods	7,307	9,023